(Loss) Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2021
Earnings Per Share [Abstract]
Schedule of Net (Loss) Income Per Share
The net (loss) income available for common shareholders and (loss) earnings per common share are presented in the table below:

	Year Ended December 31,
	2021 $	2020 $	2019 $
Net (loss) income	(242,372)	87,317	41,362

Weighted-average number of common shares - basic (1)	33,859,306	33,718,665	33,617,635
Dilutive effect of stock-based awards	—	202,956	113,536
Weighted average number of common shares - diluted	33,859,306	33,921,621	33,731,171
(Loss) earnings per common share:
- Basic	(7.16)	2.59	1.23
- Diluted	(7.16)	2.57	1.23